Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements - continued

Risks in relation to VIE structure - continued

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	419,970	239,520
Restricted cash	170	—
Prepaid expenses and other current assets	175,002	115,333
Total current assets	595,142	354,853
Property and equipment, net	80,919	33,854
Right-of-use asset	110,939	89,853
Other non-current assets	30,475	8,138
Total non-current assets	222,333	131,845
Total assets	817,475	486,698

Accrued expenses and other current liabilities	213,481	93,115
Deferred revenue and customer advances, current	571,827	239,267
Operating lease liabilities, current	46,835	29,113
Total current liabilities	832,143	361,495
Operating lease liabilities, non-current	56,427	57,906
Deferred revenue and customer advances, non-current	1,982	—
Total non-current liabilities	58,409	57,906
Total liabilities	890,552	419,401

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	362,282	1,229,126	2,166,327
Net (loss) income	(99,973)	301,096	797,867

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	159,753	347,773	(137,607)
Net cash used in investing activities	(38,396)	(85,788)	(61,413)
Net cash generated from (used in) financing activities	9,000	(9,000)	18,400

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2020	2021
	RMB	RMB
Deferred revenue and customer advances-current	596,307	243,878
Deferred revenue and customer advances-non current	1,982	—
Refund liabilities	22,869	5,559

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Online K-12 tutoring services	359,568	1,218,564	2,128,610
Other services	46,677	75,807	55,910
Total net revenues	406,245	1,294,371	2,184,520